Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Long-term portion of fair value of hedges	$ 152	$ 80
Long-term portion of income taxes payable	131	144
Asset retirement obligation	26	26
Long-term lease inducements	19	24
Deferred revenue	3	4
Total	$ 331	$ 278